Income and expenses - Other operating income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and expenses
Carbon dioxide emissions allowances	$ 75,291,000	$ 75,903,000	$ 80,316,000
Others	7,544,000	8,475,000	20,676,000
Total other operating income	$ 82,835,000	84,378,000	$ 100,992,000
Income resulting from contingent consideration resulting from agreement entered with kehlen industries management		$ 10,164,000